Plant and Equipment, Goodwill and Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 3,155.9	$ 2,688.0
Accumulated depreciation	(1,390.8)	(1,187.9)
Total plant and equipment, net	1,765.1	1,500.1
Goodwill [Roll Forward]
Balance at December 31, 2011	1,615.3
Current year acquisitions	249.6
Adjustments to the purchase price allocation for prior year acquisitions	66.3
Impairment	(14.6)
Translation and other	7.3
Balance at December 31, 2012	1,923.9
Other assets, noncurrent [Abstract]
Deferred income taxes	127.6	56.3
Other intangibles, gross [Abstract]
Customer relationships	136.3	144.0
Patents and technology	198.0	123.0
Trademarks	71.6	64.2
Noncompete agreements, engineering drawings and other	87.0	103.6
Accumulated amortization	(157.1)	(125.6)
Other	95.2	52.2
Total other assets	558.6	417.7
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2013	49.5
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2014	43.2
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2015	41.6
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2016	40.7
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2017	29.4
DPS [Member]
Goodwill [Roll Forward]
Balance at December 31, 2011	438.5
Current year acquisitions	249.6
Adjustments to the purchase price allocation for prior year acquisitions	67.3
Impairment	(13.9)
Translation and other	2.9
Balance at December 31, 2012	744.4
V&M [Member]
Goodwill [Roll Forward]
Balance at December 31, 2011	318.0
Current year acquisitions	0
Adjustments to the purchase price allocation for prior year acquisitions	0
Impairment	(0.7)
Translation and other	1.5
Balance at December 31, 2012	318.8
Process and Compression Systems (PCS) [Member]
Goodwill [Roll Forward]
Balance at December 31, 2011	858.8
Current year acquisitions	0
Adjustments to the purchase price allocation for prior year acquisitions	(1.0)
Impairment	0
Translation and other	2.9
Balance at December 31, 2012	860.7
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	100.0	80.3
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	610.5	561.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	1,387.5	1,208.0
Tooling, dies, patterns, etc. [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	205.3	189.6
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	177.1	156.9
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	288.3	220.1
Assets under capital leases [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	102.5	54.3
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	251.6	183.4
All other [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 33.1	$ 33.9